Provisions (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Reconciliation of Changes in Provisions

	Post- employment benefits	Other provisions	Total	Current	Non current
	(in thousands)
At January 1, 2021	$834	$809	$1,643	$89	$1,554
Arising (released) during the year	(28)	850	822	—	—
Released (used) during the year	—	(90)	(90)	—	—
Released (unused) during the year	—	(238)	(238)	—	—
At December 31, 2021	806	1,331	2,137	—	2,137
Arising (released) during the year	(101)	428	327	—	—
Released (used) during the year	—	—	—	—	—
Released (unused) during the year	—	(191)	(191)	—	—
At December 31, 2022	705	1,568	2,273	77	2,196
Arising (released) during the year	107	257	364	—	—
Released (used) during the year	(48)	(76)	(124)	—	—
Released (unused) during the year	—	(291)	(291)	—	—
At December 31, 2023	$764	$1,458	$2,222	$—	$2,222

The movements in the provision for impairment of receivables were as follows:

	December 31,
	2021	2022	2023
	(in thousands)
At January 1,	$2,724	$2,789	$2,524
Charge for the year	65	—	—
Utilized amounts	—	(265)	—
Unutilized amounts	—	—	—
At year end	$2,789	$2,524	$2,524

Schedule of Main Assumptions Used
The main assumptions used in the calculation are the following:

	2021	2022	2023
Discount rate	0.98%	3.75%	3.20%
Salary increase	Between 1.5% and 3.5%	Between 1.5% and 3.5%	Between 1.5% and 3.5%
Retirement age	60-62 years	60-62 years	65-67 years
Turnover: depending on the seniority	Decrease by age from 2% for directors, Vice presidents and managers and from 10% for other employees. 0% for executive team	Decrease by age from 2% for directors, Vice presidents and managers and from 12% for other employees. 0% for executive team	Decrease by age from 2% for directors, Vice presidents and managers and from 20% for other employees. 0% for executive team